Net Revenues - Distribution by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Distribution of net consolidated revenues by segment
Net revenue	€ 6,591,977	€ 6,063,967	€ 4,933,118
Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	6,591,977	6,063,967	4,933,118
Intersegments
Distribution of net consolidated revenues by segment
Net revenue	0	(8,948)	(43,245)
Biopharma | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	5,558,301	5,005,382	3,814,983
Diagnostic | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	670,269	671,292	779,108
Bio Supplies | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	159,957	146,076	115,811
Others | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	€ 203,450	€ 250,165	€ 266,461